COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Other debt securities (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other debt securities
Other debt instruments held	$ 40,859,975	$ 14,238,340
Government Securities [member]
Other debt securities
Other debt instruments held	12,674,746	14,226,009
Securities issued by the BCRA [member]
Other debt securities
Other debt instruments held	28,181,585
Others [member]
Other debt securities
Other debt instruments held	$ 3,644	$ 12,331